Property and Equipment, Net (Details Narrative) (10Q) - USD ($)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3,427	$ 1,235